Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	6
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 18, 2014
Closing Date:		May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$42,974,717.76	0.1659256	$6,944,846.30	0.0268141	$36,029,871.46
Class A-2 Notes	$406,000,000.00	1.0000000	$406,000,000.00	1.0000000	$-
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$1,109,304,717.76	0.8370026	$1,073,274,846.30	0.8098171	$36,029,871.46

Weighted Avg. Coupon (WAC)	3.35%		3.33%
Weighted Avg. Remaining Maturity (WARM)	54.19		53.21
Pool Receivables Balance	$1,153,572,480.58		$1,116,634,717.29
Remaining Number of Receivables	66,778		65,879

Adjusted Pool Balance	$1,129,334,918.14		$1,093,305,046.68

III. COLLECTIONS

Principal:
Principal Collections	$35,302,084.22
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$674,231.89
Total Principal Collections	$35,976,316.11

Interest:
Interest Collections	$3,243,202.89
Late Fees & Other Charges	$60,647.58
Interest on Repurchase Principal	$-
Total Interest Collections	$3,303,850.47

Collection Account Interest	$941.98
Reserve Account Interest	$94.13
Servicer Advances	$-

Total Collections	$39,281,202.69

1 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	6
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$39,281,202.69
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$39,281,202.69

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$961,310.40		$961,310.40	$961,310.40
Collection Account Interest					$941.98
Late Fees & Other Charges					$60,647.58
Total due to Servicer					$1,022,899.96

2. Class A Noteholders Interest:
Class A-1 Notes		$7,090.83		$7,090.83
Class A-2 Notes		$148,866.67		$148,866.67
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$631,170.50		$631,170.50	$631,170.50

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$37,468,134.23

9. Regular Principal Distribution Amount:					$36,029,871.46

		Distributable Amount		Paid Amount
Class A-1 Notes				$36,029,871.46
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$36,029,871.46		$36,029,871.46
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$36,029,871.46		$36,029,871.46

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,438,262.77

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,237,562.44
Beginning Period Amount	$24,237,562.44
Current Period Amortization	$907,891.83
Ending Period Required Amount	$23,329,670.61
Ending Period Amount	$23,329,670.61
Next Distribution Date Amount	$22,439,069.05

2 of 3

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	October 2014
Distribution Date	11/17/2014
Transaction Month	6
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.77%	1.83%	1.83%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.85%	65,121	98.57%	$1,100,699,488.78
30 - 60 Days	0.85%	559	1.06%	$11,794,671.72
61 - 90 Days	0.25%	163	0.31%	$3,486,263.86
91 + Days	0.05%	36	0.06%	$654,292.93
		65,879		$1,116,634,717.29
Total
Delinquent Receivables 61 + days past due	0.30%	199	0.37%	$4,140,556.79
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	162	0.28%	$3,281,327.44
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	164	0.27%	$3,215,854.82
Three-Month Average Delinquency Ratio	0.26%		0.31%

Repossession in Current Period		51		$1,154,698.32
Repossession Inventory		133		$819,496.66

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,635,679.07
Recoveries				$(674,231.89)
Net Charge-offs for Current Period				$961,447.18

Beginning Pool Balance for Current Period				$1,153,572,480.58

Net Loss Ratio				1.00%
Net Loss Ratio for 1st Preceding Collection Period				1.17%
Net Loss Ratio for 2nd Preceding Collection Period				1.28%
Three-Month Average Net Loss Ratio for Current Period				1.15%

Cumulative Net Losses for All Periods				$4,698,156.13
Cumulative Net Losses as a % of Initial Pool Balance				0.34%

Principal Balance of Extensions				$6,254,758.93
Number of Extensions				277

3 of 3